SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
	Year ended December 31, 2020
	Cyber Security	IoT	e-Gov	Total
Revenues	2,203	7,656	1,911	11.770

Operating loss	581	(1,373)	(2,957)	(3,749)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	109	1,016	246	1,371

	Year ended December 31, 2019
	Cyber Security	IoT	e-Gov	Total
Revenues	2,886	11,664	1,925	16,475

Operating loss	(443)	(3,743)	(3,987)	(8,173)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	109	539	246	894

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
	Year ended December 31,
	2020	2019
Operating loss
Total operating loss of reportable segments	(3,749)	(8,173)
Financial expenses, net	(4,113)	(3,289)
Loss before income taxes	(7,862)	(11,462)

Schedule of External Customer Revenues by Geographic Area
	Year ended December 31,
	2020		2019
	Total Revenues	Property and Equipment, net	Total revenues	Property and Equipment, net

	$	$	$	$
Africa	1,791	-	1,468	-
European countries	3,037	-	3,948	-
South America	21	-	30	-
United States	5,856	89	9,059	147
Israel	746	1,282	1,401	747
APAC	319	-	569	-

	11,770	1,371	16,475	894

Schedule of Revenues by External Customers by Products and Services
	Year ended December 31,
	2020	2019
	$	$
Raw materials and equipment	2,926	4,225
Electronic monitoring	6,019	7,110
Treatment programs	1,640	2,731
Maintenance, royalties and project management	1,185	2,409

	11,770	16,475

Schedule of Major Customers, Percent of Total Sales
	Year ended December 31,
	2020	2019
Customer A	11%	7%
Customer B	13%	-